GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 17,898,720		$ 15,920,555
Net loss	$ (1,978,165)	$ (916,753)